IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs (Detail) - CAD ($) $ in Millions	Jul. 31, 2025	Oct. 31, 2024
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 4,171	$ 4,552
Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	2,713
Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	572
Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	533
Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	311
Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	42
Less than 1 month [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	435	607
Less than 1 month [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	110
Less than 1 month [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	311
Less than 1 month [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	14
1 - 3 months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	250	263
1 - 3 months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	220
1 - 3 months [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
1 - 3 months [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
1 - 3 months [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	28
3 - 6 months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	318	292
3 - 6 months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	312
3 - 6 months [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	5
3 - 6 months [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
6 - 9 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	254	321
6 - 9 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	236
6 - 9 months [Member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	6
6 - 9 months [Member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	12
9 - 12 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	244	279
9 - 12 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	238
9 - 12 months [Member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	6
1 - 2 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	640	737
1 - 2 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	597
1 - 2 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	33
1 - 2 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	10
2 - 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	889	850
2 - 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	746
2 - 5 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	94
2 - 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	49
Over 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,141	$ 1,203
Over 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	254
Over 5 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	427
Over 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 460